Organization, Plan of Business Operations and Liquidity (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 29, 2012	Oct. 24, 2012
Organization, Plan of Business Operations and Liquidity (Textual)
Underwriting discount received in public offering	$ 1,970,000	$ 39,400,000
Proceed from issuance of warrants under private placement		2,700,000
Warrants issued under private placement		3,600,000
Public offering number of unit sold	200,000	4,000,000
Offering price per unit			$ 10.33	$ 10.00	$ 10.00
Amount held in Trust account received in over allotment at closing public offering			43,370,000
Investment description of amount received in over allotment of public offering			Upon the closing of the Public Offering including the closing of a portion of the over-allotment option, $43,370,000 (approximately $10.33 per Public Share sold), including the proceeds of the Private Placement, is held in a trust account ("Trust Account") and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company's failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company.
Business combination compliance pursuant to the Nasdaq listing rules, Description			Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission (Note 7) and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.
Foreign private issuer status, Description			The Company was required to determine if it was a foreign private issuer ("FPI") under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Public Offering.
Maximum carrying amount of net tangible assets for redemption of public shares			$ 5,000,001
Restriction from redemption of share sold in public offering, Description			Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company's memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a "group" (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Public Offering.
Description of company liquidation due to non completion of business combination condition 1			The Company's amended and restated memorandum and articles of association provides that the Company will continue in existence only until January 24, 2014 (or April 24, 2014 if the company takes advantage of the full 90-day extension period described below). If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have agreed to waive their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.
Description of company liquidation due to non completion of business combination condition two			Pursuant to the Company's Amended and Restated Memorandum and Articles of Association, if the Company anticipates that it may not be able to consummate a Business Combination by January 24, 2014 (15 months from the closing of the Public Offering), the Company may extend the period of time to consummate a Business Combination by up to an additional 90 days by offering Public Shareholders the right to have their shares redeemed for a pro rata portion of the amount then on deposit in the Trust Account; provided that the Company will not extend the period of time to consummate an Business Combination if it will cause the Company to have less than $5,000,001 of net tangible assets.